Income Taxes - Summary of Significant Components of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	$ (2,262)	$ (1,733)
Mining interest property plant and equipment [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(6,116)	(5,891)
Payments to defer [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(63)	(56)
Insurance [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(7)	(7)
Reclamation and closure cost obligations [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	976	719
Exploration and evaluation assets [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(550)	1,549
Expenses reserve [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	323	132
Pension fund reserve [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	124	88
Deferred mining taxes [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(1,025)	(968)
Non-capital losses and other deductible tax benefits [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	4,251	2,437
Property, plant and equipment [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	109	345
Others [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	$ (284)	$ (81)